Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2014	2013	2012
United States	$1,161,953	$755,921	$854,705
Foreign	42,624	35,202	(1,765)

	$1,204,577	$791,123	$852,940

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$247,898	$138,343	$261,552
State	30,790	223	20,337
Foreign	19,235	10,464	3,199

Total current	297,923	149,030	285,088

Deferred:
Federal	94,991	36,157	(23,052)
State	3,958	(39)	(10,440)
Foreign	(8,085)	20,446	8,218

Total deferred	90,864	56,564	(25,274)

Total provision for income taxes	$388,787	$205,594	$259,814

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2014	2013	2012
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	3.32	0.02	0.75
Federal research credit	(0.27)	(0.79)	—
Domestic manufacturing deduction	(2.27)	(1.74)	(3.25)
Equity in losses of foreign joint ventures	0.85	1.36	1.43
Foreign rate differential	(0.93)	(2.35)	0.60
Noncontrolling interests	(2.96)	(4.32)	(3.64)
Out-of-period correction	(1.10)	(2.57)	—
Other, net	0.64	1.38	(0.43)

Provision for income taxes	32.28%	25.99%	30.46%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Accrued liabilities and reserves	$154,381	$102,933
Allowance for doubtful accounts	24,741	19,756
Inventory	189,120	206,826
Post-retirement benefits	898	6,268
Commodity hedges	4,773	—
Net operating loss carryforward	9,880	12,859
Tax credit carryforwards	29,142	56,185

Total deferred tax assets	412,935	404,827

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(14,945)	(16,582)
Cumulative translation adjustments	(1,819)	(1,403)
Commodity hedges	—	(805)
Intangibles	(236,618)	(210,791)
Property, plant and equipment	(698,567)	(610,451)

Total deferred tax liabilities	(951,949)	(840,032)

Total net deferred tax liabilities	$(539,014)	$(435,205)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2014	2013	2012
Balance at beginning of year	$65,975	$80,862	$80,897
Additions based on tax positions related to current year	6,295	4,849	9,456
Reductions based on tax positions related to current year	—	(55)	(132)
Additions based on tax positions related to prior years	5,673	2,307	5,821
Reductions based on tax positions related to prior years	(7,449)	(6,248)	(3,296)
Reductions due to settlements with taxing authorities	—	—	(764)
Reductions due to statute of limitations lapse	(7,493)	(15,740)	(11,120)

Balance at end of year	$63,001	$65,975	$80,862